Concentration of major customers and suppliers	12 Months Ended
Sep. 30, 2021
Concentration of major customers and suppliers
Concentration of major customers and suppliers

Note 14 — Concentration of major customers and suppliers

For the year ended September 30, 2021, two major customers accounted for approximately 64% and 14% of the Company’s total sales, respectively. For the years ended September 30, 2020 and 2019, one major customer accounted for approximately 63% and 64% of the Company’s total sales, respectively. Any decrease in sales to this major customer may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of September 30, 2021, two major customers accounted for approximately 75% and 18% of the Company’s accounts receivable balance, respectively. As of September 30, 2020, one major customer accounted for approximately 94% of the Company’s accounts receivable balance.

For the year ended September 30, 2021, four major suppliers accounted for approximately 37%, 20%, 18% and 16% of the total purchases, respectively. For the year ended September 30, 2020, two major suppliers accounted for approximately 41% and 39% of the total purchases, respectively. For the year ended September 30, 2019, two major suppliers accounted for approximately 50% and 40% of the total purchases, respectively.

As of September 30, 2021, four major suppliers accounted for approximately 32%, 28%, 24% and 16% of the Company’s advances to suppliers balance. As of September 30, 2020, two major suppliers accounted for approximately 45% and 44% of the Company’s advances to suppliers balance.